Stock Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

NOTE 8 – STOCK BASED COMPENSATION

On May 15, 2006, the Company adopted the 2006 Stock Incentive Plan (the “Plan”). Under the Plan, the Company may issue shares of restricted stock, incentive stock options, or non-statutory stock options to employees, directors, and consultants. The aggregate number of shares which may be issued under the Plan is 16,521,704, which was increased by 1,456,786 to 17,978,490 as part of the Series B Offering in 2007.

Incentive stock options may be granted to employees at a price per share not less than 100% of the fair market value at date of grant. If the incentive stock option is granted to a 10% stockholder, then the purchase or exercise price per share shall not be less than 110% of the fair market value per share of common stock on the grant date. Non-statutory stock options and restricted stock may be granted to employees, directors, and consultants at a price per share, not less than 100% of the fair market value at date of grant. Options granted are exercisable, unless specified differently in the grant documents, over a default term of ten years from the date of grant and generally vest over a period of four years.

A summary of stock option activity is as follows:

	Options	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2012	17,933,091	$0.07	4.17	$358,662
Exercisable January 1, 2012	16,602,622	$0.07	4.05	$332,052
Granted	-	-
Exercised	-	-
Forfeited	(2,642,605)	$0.07
Outstanding December 31, 2012	15,290,486	$0.07	3.89	$305,810
Exercisable December 31, 2012	14,524,861	$0.07	3.75	$290,497
Granted	-	-
Exercised	-	-
Forfeited	-	-
Outstanding December 31, 2013	15,290,486	$0.07	3.89	$305,810
Exercisable December 31, 2013	15,290,486	$0.07	3.89	$305,810

The aggregate intrinsic value in the table above is before applicable income taxes and represents the excess amount over the exercise price option recipients would have received if all options had been exercised on the date of issue, based on a valuation of the Company’s stock for that day.

A summary of the Company’s non-vested options for the years ended December 31, 2013 and 2012, is presented below:

	2013	2012
Non-vested at January 1,	765,625	1,330,469
Granted	-	-
Vested	(765,625)	(564,844)
Forfeited	-	-
Non-vested at December 31,	-	765,625

As of December 31, 2013, there was no unrecognized stock-based compensation expense.

Under ASC No. 718, the Company estimates the fair value of stock options granted on each grant date using the Black-Scholes option valuation model and recognizes an expense ratably over the requisite service period. The range of fair value assumptions related to options outstanding as of December 31, 2013 and 2012, were as follows:

	2013	2012
Dividend yield	0.0%	0.0%
Risk-free rate	0.92% - 5.15%	0.92% - 5.15%
Expected volatility	116% - 170%	116% - 170%
Expected term	2.5 - 7.5 years	2.5 - 7.5 years

The expected volatility was calculated based on the historical volatilities of publicly traded peer companies, determined by the Company. The risk free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the stock options to be valued. The expected dividend yield was zero, as the Company does not anticipate paying a dividend within the relevant time frame. Due to a lack of historical information needed to estimate the Company’s expected term, it was estimated using the simplified method allowed under ASC No. 718.

As part of the requirements of ASC No. 718, the Company is required to estimate potential forfeitures of stock grants and adjust stock based compensation expense accordingly. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized in the period of change and will also impact the amount of stock based compensation expenses to be recognized in future periods.

The Company recognized $9,877, $23,645, and $1,599,467, in stock based compensation expense during the years ended December 31, 2013 and 2012, and for the period from inception (March 23, 2006) to December 31, 2013, respectively.